Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000133820 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000133820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000133820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000133820 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000133820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000133820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000133820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000133820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000073572 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000073572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000073572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000073572 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000073572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000073572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000073572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000073572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000073572 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000073572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000187976 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000187976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000187976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000187976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000187976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000187976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000187976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000187976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000187976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000187975 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000187975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000187975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000187975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000187975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000187975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000187975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000187975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000187975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190884 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000190884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000190884 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000190884 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190884 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000190884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000190884 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000190884 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000190884 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190884 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000033247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000033247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000033247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000033247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000033247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034442 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000034442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000034442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000034442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000034442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000034442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000034442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012318 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000012318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000012318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000012318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%